Summary of Significant Accounting Policies - Employee Future Benefits and Stock-Based Compensation (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Defined benefit plan, market-related value of plan assets recognition period	3 years
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, VWAP (period)	5 days
Volume weighted average price, share price (in dollars per share)		CAD 37.72
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Exercise price, VWAP (period)	5 days
Volume weighted average price, share price (in dollars per share)	CAD 41.46	37.72
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Exercise price, VWAP (period)	5 days
Volume weighted average price, share price (in dollars per share)	CAD 41.46	CAD 37.72